KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments - March 31, 2021 (Unaudited)

COMMON STOCKS - 39.34%	Shares	Value
Administrative and Support Services - 0.05%
CreditRiskMonitor.com, Inc.*	780	$1,872
Expedia Group, Inc.*	648	111,534
		113,406
Aerospace and Defense - 4.80%
CACI International, Inc. - Class A*	40,200	9,915,732
ManTech International Corporation - Class A	25,000	2,173,750
		12,089,482
Broadcasting (except Internet) - 0.35%
The E.W. Scripps Company - Class A	40,000	770,800
MSG Networks, Inc. - Class A*	8,000	120,320
		891,120
Credit Intermediation and Related Activities - 0.70%
LendingTree, Inc.*	8,233	1,753,629

Data Processing, Hosting, and Related Services - 9.03%
IHS Markit Limited - ADR	200	19,356
MasterCard, Inc. - Class A	7,000	2,492,350
PayPal Holdings, Inc.*[c]	59,800	14,521,832
Verisk Analytics, Inc.	7,000	1,236,830
Visa, Inc. - Class A	21,000	4,446,330
		22,716,698
E-Commerce - 0.25%
eBay, Inc.	10,100	618,524

Electronics and Appliance Stores - 0.00%
AMC Networks, Inc.*	200	10,632

Funds, Trusts, and Other Financial Vehicles - 0.03%
Mesabi Trust	2,500	75,200

Management of Companies and Enterprises - 1.04%
Galaxy Digital Holdings Ltd.*	128,000	2,604,408

Office of Other Holding Companies - 0.80%
Miami International Holdings, Inc.*[g]	268,000	2,010,000

Oil and Gas Extraction - 13.28%
Texas Pacific Land Corporation[c]	21,026	33,419,355

Other Information Services - 2.63%
Alphabet, Inc. - Class A*	1,600	3,300,032
Alphabet, Inc. - Class C*	1,600	3,309,808
		6,609,840
Other Motor Vehicle Dealers - 0.00%
Copart, Inc.*	100	10,861

Other Professional, Scientific, and Technical Services - 0.32%
GMO Internet, Inc.	28,400	813,078

Other Telecommunications - 1.00%
Liberty Broadband Corporation - Series A*	8,000	1,161,200
Liberty Broadband Corporation - Series C*	7,600	1,141,140
Liberty Latin America Limited - Class C - ADR*	16,496	214,118
		2,516,458
Performing Arts, Spectator Sports, and Related Industries - 0.13%
Madison Square Garden Entertainment Corp.*	4,000	327,200

Professional, Scientific, and Technical Services - 0.85%
Cookpad, Inc.*	276,000	780,203
IAC/InterActiveCorp.*	6,300	1,362,753
		2,142,956
Promoters of Performing Arts, Sports, and Similar Events - 0.29%
Madison Square Garden Sports Corp. - Class A*	4,000	717,840

Satellite Telecommunications - 0.04%
DISH Network Corp. - Class A*	2,728	98,754

Securities and Commodity Exchanges - 0.04%
NASDAQ, Inc.	700	103,222

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.23%
CME Group, Inc.	4,180	853,681
MarketAxess Holdings, Inc.	5,000	2,489,600
OTC Markets Group, Inc. - Class A	120,300	4,781,925
VPC Impact Acquisition Holdings - ADR*^	1,000	12,990
		8,138,196
Spectator Sports - 0.48%
Liberty Media Corp.-Liberty Braves - Class A*	8,000	228,080
Liberty Media Corp.-Liberty Braves - Class C*	8,000	222,560
Liberty Media Corp.-Liberty Formula One - Class A*	20,000	764,400
		1,215,040
TOTAL COMMON STOCKS
(cost $56,389,790)		98,995,899

UNIT INVESTMENT TRUST - 42.69%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 42.69%
Grayscale Bitcoin Trust*^[c]	2,146,599	107,415,814

TOTAL UNIT INVESTMENT TRUST
(cost $6,561,450)		107,415,814

WARRANTS - –%	Shares
Office of Other Holding Companies - –%
Miami International Holdings, Inc. Expiration: 04/08/2026,	40,819	–
Exercise Price: 7.50 USD*[g]

TOTAL WARRANTS
(cost $–)		–

TOTAL INVESTMENTS - 82.03%
(cost $62,951,240)		$206,411,713

Percentages are stated as a percent of net assets.

^
- This security or a portion of this security was out on loan at March 31, 2021.  Total loaned securities had a market value of $23,574,494 at March 31, 2021. The total collateral for the loaned securities was cash in the amount of $24,497,134.

*	- Non-income producing security.
[c]	- Significant Investment - Greater than 5% of net assets.
[g]	- Illiquid
ADR	- American Depository Receipt.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin- off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2021, 0.80%, 0.42%, 2.19%, 0.00%, 0.25% and 0.64% of the net assets of The Internet Portfolio, The Global Portfolio, The Market Opportunities Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Multi-Disciplinary Income Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at March 31, 2021.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio's net assets as of March 31, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$96,985,899	$–	$2,010,000	$98,995,899
Unit Investment Trust	107,415,814	–	–	107,415,814
Warrants	–	–	–	–
Total Investments in Securities	$204,401,713	$–	$2,010,000	$206,411,713

As of March 31, 2021, there were no investments in Level 3 securities.
During the quarter ended March 31, 2021, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2020	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	2,010,000
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of March31, 2021	$2,010,000

Description	Fair Value at 3/31/2021	Valuation Techniques	Unobservable Input	Range
Common Stocks	$2,010,000	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$7.50 - $7.50

Warrants	$-	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$0.00 - $0.00
___________________________________________
^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.